Income Taxes - Schedule of Deferred Tax Assets and Liabilities (FY) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Income Tax Disclosure [Abstract]
Deferred tax assets (liabilities): Net operating loss carry forward	$ 11,028	$ 10,594
Deferred tax assets (liabilities): Warrant FMV Change	(394)	(26)
Deferred tax assets (liabilities): Depreciation and amortization	18	1
Deferred tax assets (liabilities): Stock-based expense	2,338	4,506
Deferred tax assets (liabilities): Investment in joint ventures	1,694	1,381
Deferred tax assets (liabilities): Accruals	244	129
Deferred tax assets (liabilities): Subtotal	14,928	16,585
Deferred tax assets (liabilities): Valuation allowance	(14,928)	(16,585)
Deferred tax assets (liabilities): Net deferred assets